Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Financial assets
Interest-bearing deposits with banks	$ 57,409	$ 71,086
Securities
Trading	180,441	190,151
Investment, net of applicable allowance	250,744	219,579
Securities	431,185	409,730
Assets purchased under reverse repurchase agreements and securities borrowed	325,401	340,191
Loans, net of applicable allowance
Loans, net	971,797	852,773
Other
Derivatives	115,659	142,450
Deposits
Personal	510,542	441,946
Business and government	809,380	745,075
Bank	41,343	44,666
Deposits	1,361,265	1,231,687
Other
Obligations related to securities sold short	33,972	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	304,373	335,238
Derivatives	126,884	142,629
Subordinated debentures	13,437	11,386
Financial assets classified as FVTPL [member]
Securities
Trading	179,354	180,651
Securities	179,354	180,651
Assets purchased under reverse repurchase agreements and securities borrowed	264,532	285,869
Loans, net of applicable allowance
Retail	638	114
Wholesale	8,908	5,629
Loans, net	9,546	5,743
Other
Derivatives	115,659	142,450
Other assets	9,627	7,579
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	48,443	60,856
Securities
Trading	1,087	9,500
Securities	1,087	9,500
Loans, net of applicable allowance
Retail		362
Wholesale	2,312	3,619
Loans, net	2,312	3,981
Other
Other assets	9	5
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	150,499	127,624
Securities	150,499	127,624
Loans, net of applicable allowance
Retail	540	280
Wholesale	991	597
Loans, net	1,531	877
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	1,178	842
Securities	1,178	842
Financial liabilities classified as FVTPL [member]
Deposits
Personal	356	109
Business and government	174	174
Deposits	530	283
Other
Obligations related to securities sold short	33,972	33,651
Derivatives	126,884	142,629
Other liabilities	(1,275)	(937)
Financial liabilities designated as FVTPL [member]
Deposits
Personal	31,607	26,702
Business and government	148,652	137,454
Bank	9,320	11,462
Deposits	189,579	175,618
Other
Obligations related to assets sold under repurchase agreements and securities loaned	266,457	298,679
Other liabilities	2	11
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	8,966	10,230
Securities
Investment, net of applicable allowance	95,027	83,667
Securities	95,027	83,667
Assets purchased under reverse repurchase agreements and securities borrowed	60,869	54,322
Loans, net of applicable allowance
Retail	608,916	542,480
Wholesale	338,324	268,843
Loans, net	947,240	811,323
Other
Other assets	47,889	68,450
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	478,843	412,886
Business and government	661,586	605,260
Bank	32,028	33,160
Deposits	1,172,457	1,051,306
Other
Obligations related to assets sold under repurchase agreements and securities loaned	37,916	36,559
Other liabilities	66,781	92,441
Subordinated debentures	13,469	11,213
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	57,409	71,086
Securities
Trading	180,441	190,151
Investment, net of applicable allowance	250,744	219,579
Securities	431,185	409,730
Assets purchased under reverse repurchase agreements and securities borrowed	325,401	340,191
Loans, net of applicable allowance
Retail	616,221	567,132
Wholesale	355,576	285,641
Loans, net	971,797	852,773
Other
Derivatives	115,659	142,450
Other assets	57,525	76,034
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	8,966	10,230
Securities
Investment, net of applicable allowance	99,067	91,113
Securities	99,067	91,113
Assets purchased under reverse repurchase agreements and securities borrowed	60,869	54,322
Loans, net of applicable allowance
Retail	615,043	566,376
Wholesale	343,365	275,796
Loans, net	958,408	842,172
Other
Other assets	47,889	68,450
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	57,409	71,086
Securities
Trading	180,441	190,151
Investment, net of applicable allowance	246,704	212,133
Securities	427,145	402,284
Assets purchased under reverse repurchase agreements and securities borrowed	325,401	340,191
Loans, net of applicable allowance
Retail	610,094	543,236
Wholesale	350,535	278,688
Loans, net	960,629	821,924
Other
Derivatives	115,659	142,450
Other assets	57,525	76,034
Financial liabilities at carrying amount [member]
Deposits
Personal	510,542	441,946
Business and government	809,380	745,075
Bank	41,343	44,666
Deposits	1,361,265	1,231,687
Other
Obligations related to securities sold short	33,972	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	304,373	335,238
Derivatives	126,884	142,629
Other liabilities	65,242	91,613
Subordinated debentures	13,437	11,386
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	478,579	415,135
Business and government	660,554	607,447
Bank	32,023	33,204
Deposits	1,171,156	1,055,786
Other
Obligations related to assets sold under repurchase agreements and securities loaned	37,916	36,559
Other liabilities	66,515	92,539
Subordinated debentures	13,437	11,386
Financial liabilities at fair value [member]
Deposits
Personal	510,806	439,697
Business and government	810,412	742,888
Bank	41,348	44,622
Deposits	1,362,566	1,227,207
Other
Obligations related to securities sold short	33,972	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	304,373	335,238
Derivatives	126,884	142,629
Other liabilities	65,508	91,515
Subordinated debentures	$ 13,469	$ 11,213